SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 150,340	$ 147,000
Finite-Lived Intangible Assets, Accumulated Amortization	(43,944)	(28,121)
Finite-Lived Intangible Assets, Net	106,396	118,879
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	124,400	121,500
Finite-Lived Intangible Assets, Accumulated Amortization	(34,849)	(22,277)
Finite-Lived Intangible Assets, Net	89,551	99,223
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25,940	25,500
Finite-Lived Intangible Assets, Accumulated Amortization	(9,095)	(5,844)
Finite-Lived Intangible Assets, Net	$ 16,845	$ 19,656